Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Dollars)							$ 72.2
Construction discount rate			7.99%				7.99%
Account receivables (in Dollars) | S/	S/ 659,476		S/ 678,925
Account receivable discount rate	9.97%					9.97%		8.00%
Adjustment of present value (in Dollars) | S/	S/ 32,997		S/ 294,337		S/ 62,962
Present value (in Dollars)						$ 4.3
Adjustment of present value (in Dollars)		$ 2.2
Increase rate (in Dollars)				$ 12.4
Increased rate of percentage			8.39%	8.39%
Construction expense percentage			8.39%	8.39%
Bottom of range [member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Account receivable discount rate	9.20%					9.20%
Top of range [member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction discount rate			5.86%				5.86%
Increased rate of percentage			2.73%	2.73%
Construction expense percentage			9.97%	9.97%
Viva Negocio Inmobiliario S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Dollars)						$ 3.9
Construction discount rate	6.58%					6.58%
Gasoducto Sur Peruano S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Dollars)							$ 8.0
Construction discount rate			2.73%				2.73%
Account receivables (in Dollars)								$ 1.7
Increase rate (in Dollars)				$ 32.8
Increased rate of percentage			1.65%	1.65%
Unna Energía S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Adjustment of present value (in Dollars)		1.8
Inversiones en Autopistas S.A. [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Construction and sanitation expenses (in Dollars)							$ 16.6
Increased rate of percentage			6.45%	6.45%
BCI Loan [Member]
Finance Income and Expenses – Interest for Present Value of Financial Assets or Liabilities (Details) [Line Items]
Adjustment of present value (in Dollars)		$ 2.4